Fair Value Measurements (Assets Measured at Fair Value on Nonrecurring Basis) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Fair Value Measurements [Line Items]
Impairment of receivables held for sale	¥ (7,063)
Goodwill and unamortizable intangible assets	(11,614)	¥ (8,620)
Long-lived assets	(591)	¥ (9,063)	¥ (30,161)
Affiliated Entity One
Fair Value Measurements [Line Items]
Impairment of Investments in affiliates	(23,920)
Affiliated Entity Two
Fair Value Measurements [Line Items]
Long-lived assets	(591)
Fair Value, Measurements, Nonrecurring
Assets:
Receivables held for sale	875,429
Goodwill and unamortizable intangible assets	45,947
Fair Value, Measurements, Nonrecurring | Affiliated Entity One
Assets:
Investments in affiliates	30,078
Fair Value, Measurements, Nonrecurring | Affiliated Entity Two
Assets:
Long-lived assets
Level 1 | Fair Value, Measurements, Nonrecurring | Affiliated Entity One
Assets:
Investments in affiliates	1,703
Level 1 | Fair Value, Measurements, Nonrecurring | Affiliated Entity Two
Assets:
Long-lived assets
Level 2 | Fair Value, Measurements, Nonrecurring
Assets:
Receivables held for sale	875,429
Level 2 | Fair Value, Measurements, Nonrecurring | Affiliated Entity Two
Assets:
Long-lived assets
Level 3 | Fair Value, Measurements, Nonrecurring
Assets:
Goodwill and unamortizable intangible assets	45,947
Level 3 | Fair Value, Measurements, Nonrecurring | Affiliated Entity One
Assets:
Investments in affiliates	28,375
Level 3 | Fair Value, Measurements, Nonrecurring | Affiliated Entity Two
Assets:
Long-lived assets